Prepaid Operating Leases - Summary of Prepaid Operating Leases (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about arrangements involving legal form of lease [Line Items]
Beginning balance	¥ 392,182
Current	12,546		¥ 12,546		$ 1,982
Charge for the year	12,366	$ 1,954	12,819	¥ 13,433
Non-current	367,270		379,636		$ 58,026
Ending balance	379,816	60,008	392,182
Cost [Member]
Disclosure of detailed information about arrangements involving legal form of lease [Line Items]
Beginning balance	529,577	83,669	529,577
Ending balance	0	0	529,577	529,577
Accumulated amortization [Member]
Disclosure of detailed information about arrangements involving legal form of lease [Line Items]
Beginning balance	137,395	21,707	124,576
Charge for the year	12,366	1,954	12,819
Ending balance	¥ 149,761	$ 23,661	¥ 137,395	¥ 124,576